S000001111 [Member] Expense Example - Money Market Portfolio - Money Market Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	170
Expense Example, with Redemption, 10 Years	$ 404